UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     May 16, 2011
     Robert W. Medway    New York, New York     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $792,310 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    49400  3800000 SH       SOLE                  3800000
ALLIED NEVADA GOLD CORP        COM              019344100    17740   500000 SH       SOLE                   500000
CHUBB CORP                     COM              171232101    41691   680000 SH       SOLE                   680000
CVS CAREMARK CORPORATION       COM              126650100    44616  1300000 SH       SOLE                  1300000
GENERAL MTRS CO                COM              37045V100    62060  2000000 SH       SOLE                  2000000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    22084   782837 SH       SOLE                   782837
INGRAM MICRO INC               CL A             457153104    66358  3155376 SH       SOLE                  3155376
ISHARES TR                     IBOXX INV CPBD   464287242      887    15300 SH  PUT  SOLE                    15300
KKR & CO L P DEL               COM UNITS        48248M102    49212  2998900 SH       SOLE                  2998900
LEAR CORP                      COM NEW          521865204    35186   720000 SH       SOLE                   720000
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    49438  1250000 SH       SOLE                  1250000
MICROSOFT CORP                 COM              594918104     9009    58120 SH  CALL SOLE                    58120
NORTH AMERN PALLADIUM LTD      COM              656912102    13467  2075000 SH       SOLE                  2075000
PFIZER INC                     COM              717081103    60930  3000000 SH       SOLE                  3000000
SK TELECOM LTD                 SPONSORED ADR    78440P108     4395   233629 SH       SOLE                   233629
SMURFIT-STONE CONTAINER CORP   COM              83272A104   107737  2787500 SH       SOLE                  2787500
SPDR GOLD TRUST                GOLD SHS         78463V107    13530     6000 SH  CALL SOLE                     6000
SPDR GOLD TRUST                GOLD SHS         78463V107    15245   109000 SH       SOLE                   109000
STILLWATER MNG CO              COM              86074Q102    14446   630000 SH       SOLE                   630000
SUNOCO INC                     COM              86764P109    65878  1445000 SH       SOLE                  1445000
TFS FINL CORP                  COM              87240R107    49001  4614000 SH       SOLE                  4614000